Pension Plans (Net Pension Cost of Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Japan
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 1,517	¥ 1,409	¥ 3,023	¥ 2,829
Interest cost	198	173	419	346
Expected return on plan assets	(665)	(606)	(1,331)	(1,213)
Amortization of prior service credit	(17)	(45)	(33)	(89)
Amortization of net actuarial loss	97	331	206	660
Amortization of transition obligation	0	0	0	0
Net periodic pension cost	1,130	1,262	2,284	2,533
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	976	833	1,974	1,626
Interest cost	328	420	659	827
Expected return on plan assets	(1,041)	(903)	(2,093)	(1,773)
Amortization of prior service credit	(84)	(75)	(168)	(147)
Amortization of net actuarial loss	127	69	255	137
Amortization of transition obligation	1	1	1	1
Net periodic pension cost	¥ 307	¥ 345	¥ 628	¥ 671